Parent Only Financial Information	12 Months Ended
Sep. 30, 2014
Parent Only Financial Information [Abstract]
Parent Only Financial Information

Note 18—Parent Only Financial Information

The following are the financial statements of the Company (Parent only) as of and for the years ended September 30, 2014 and 2013.

CONDENSED STATEMENTS OF FINANCIAL CONDITION

(In thousands)

	September 30,
	2014	2013
Assets
Cash and cash equivalents	$398	$844
Investment in Bank	21,775	20,318
ESOP loan receivable	1,487	1,509
Other assets	295	154
Total assets	$23,955	$22,825
Liabilities and stockholders’ equity
Other liabilities	$79	$90
Stockholders’ equity	23,876	22,735
Total liabilities and stockholders’ equity	$23,955	$22,825

CONDENSED STATEMENTS OF OPERATIONS

(In thousands)

	Years Ended September 30,
	2014	2013
Interest income	$121	$122
Equity in income of Bank	843	873
Provision for loan losses	0	72
Other non-interest expenses	435	92

Income before income tax (benefit)	529	831
Income tax (benefit)	(128)	(108)
Net income	657	939
Preferred stock dividends	90	33
Net income attributable to common shareholders	$567	$906

CONDENSED STATEMENTS OF CASH FLOWS

(In thousands)

	Years Ended September 30,
	2014	2013
Cash flows from operating activities:
Net income	$657	$939
Equity in (income) of Bank	(843)	(873)
Provision for loan losses	0	72
(Increase) decrease in other assets	(180)	91
Decrease in other liabilities	(12)	(279)
Net cash (used by) operating activities	(378)	(50)
Cash flows from investing activities:
Capital contribution to Bank	0	(1,455)
Net decrease in loan receivable	0	569
Decrease in ESOP loan receivable	22	21
Net cash provided by (used by) investing activities	22	(865)
Cash flows from financing activities
Proceeds of sale of preferred stock	0	1,455
Dividend on preferred stock	(90)	(33)
Net cash (used by) provided by financing activities	(90)	1,422
Net (decrease) increase in cash and cash equivalents	(446)	507
Cash and cash equivalents—beginning of period	844	337
Cash and cash equivalents—end of period	$398	$844